Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,381,000.00
Previously Paid Amount	0.00
Total Fee Amount	5,714.72
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 5,714.72
Narrative - Max Aggregate Offering Price	$ 41,381,000.00
Final Prospectus	true